AB Active ETFs, Inc.

AB US Large Cap Strategic Equities ETF

Portfolio of Investments

August 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.1%
Information Technology – 34.8%
Communications Equipment – 2.4%
Cisco Systems, Inc.	190,452	$21,043,041
Motorola Solutions, Inc.	24,065	11,678,745

		32,721,786

Electronic Equipment, Instruments & Components – 1.5%
Amphenol Corp. - Class A	67,503	10,702,601
Keysight Technologies, Inc.(a)	27,239	8,790,025

		19,492,626

Semiconductors & Semiconductor Equipment – 18.0%
Applied Materials, Inc.	45,368	20,796,237
ASML Holding NV (REG)	5,210	8,836,212
Broadcom, Inc.	115,190	42,659,465
Intel Corp.(a)	107,470	9,619,640
Micron Technology, Inc.	9,571	9,176,005
NVIDIA Corp.	500,972	110,604,598
NXP Semiconductors NV	35,871	8,058,061
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	36,440	15,134,261
Texas Instruments, Inc.	65,260	17,026,987

		241,911,466

Software – 6.6%
Microsoft Corp.	173,219	87,872,267

Technology Hardware, Storage & Peripherals – 6.3%
Apple, Inc.	230,472	73,025,053
Seagate Technology Holdings PLC	13,685	11,336,380

		84,361,433

		466,359,578

Financials – 13.2%
Banks – 3.2%
Bank of America Corp.	370,428	22,944,310
Wells Fargo & Co.	235,938	20,382,684

		43,326,994

Capital Markets – 4.1%
Charles Schwab Corp. (The)	228,132	25,053,456
Goldman Sachs Group, Inc. (The)	14,439	14,812,970
S&P Global, Inc.	33,294	14,510,857

		54,377,283

Consumer Finance – 1.0%
Capital One Financial Corp.	62,250	13,353,248

Financial Services – 3.3%
Visa, Inc. - Class A	117,160	44,446,989

Insurance – 1.6%
Everest Group Ltd.	20,994	7,865,402
Marsh & McLennan Cos., Inc.	69,284	13,150,103

		21,015,505

		176,520,019

Communication Services – 11.2%
Entertainment – 1.6%
Walt Disney Co. (The)	202,558	21,785,113

Interactive Media & Services – 8.8%
Alphabet, Inc. - Class C	237,360	79,612,918
Meta Platforms, Inc. - Class A	66,256	37,920,959

		117,533,877

Wireless Telecommunication Services – 0.8%
T-Mobile US, Inc.	57,592	10,391,900

		149,710,890

Company	Shares	U.S. $ Value

Industrials – 11.1%
Aerospace & Defense – 3.0%
Airbus SE (ADR)	138,231	$7,869,491

BAE Systems PLC (Sponsored ADR)	95,942	10,379,965
RTX Corp.	107,223	22,273,433

		40,522,889

Building Products – 0.6%
Carrier Global Corp.	143,935	8,379,896

Commercial Services & Supplies – 1.6%
Veralto Corp.	124,354	12,257,574
Waste Connections, Inc.	52,351	8,654,667

		20,912,241

Electrical Equipment – 2.2%
Eaton Corp. PLC	44,655	17,945,952
GE Vernova, Inc.	12,757	11,462,547

		29,408,499

Ground Transportation – 1.1%
CSX Corp.	276,079	13,944,750

Machinery – 2.2%
Deere & Co.	22,597	14,799,001
PACCAR, Inc.	120,391	14,944,135

		29,743,136

Trading Companies & Distributors – 0.4%
United Rentals, Inc.	5,544	5,754,672

		148,666,083

Health Care – 10.1%
Biotechnology – 0.9%
Vertex Pharmaceuticals, Inc.(a)	22,292	12,138,440

Health Care Equipment & Supplies – 2.1%
Medline, Inc. - Class A(a)	215,195	7,538,281
Medtronic PLC	87,589	7,939,943
Stryker Corp.	40,465	13,102,567

		28,580,791

Health Care Providers & Services – 2.0%
Encompass Health Corp.	62,970	7,569,624
UnitedHealth Group, Inc.	50,562	19,689,348

		27,258,972

Life Sciences Tools & Services – 2.9%
IQVIA Holdings, Inc.(a)	40,298	10,525,434
Thermo Fisher Scientific, Inc.	31,802	19,625,014
Waters Corp.(a)	20,528	8,511,525

		38,661,973

Pharmaceuticals – 2.2%
Eli Lilly & Co.	9,434	10,912,591
Merck & Co., Inc.	119,849	17,708,888

		28,621,479

		135,261,655

Consumer Discretionary – 8.1%
Broadline Retail – 4.9%
Amazon.com, Inc.(a)	251,100	65,228,247

Hotels, Restaurants & Leisure – 0.4%
Hyatt Hotels Corp. - Class A(b)	31,833	5,315,156

Specialty Retail – 2.8%
AutoZone, Inc.(a)	4,986	14,914,322
Home Depot, Inc. (The)	27,202	8,917,632
TJX Cos., Inc. (The)	104,315	13,968,822

		37,800,776

		108,344,179

Energy – 3.0%
Oil, Gas & Consumable Fuels – 3.0%
EOG Resources, Inc.	132,944	19,271,562

Company	Shares	U.S. $ Value

ExxonMobil Holdings Corp.	131,906	$21,230,271

		40,501,833

Consumer Staples – 2.7%
Beverages – 2.2%
Coca-Cola Co. (The)	206,051	18,270,542
Monster Beverage Corp.(a)	246,269	11,308,673

		29,579,215

Consumer Staples Distribution & Retail – 0.5%
Walmart, Inc.	68,453	7,178,666

		36,757,881

Materials – 1.8%
Chemicals – 1.4%
Corteva, Inc.	88,473	7,487,470
Linde PLC	21,788	10,666,969

		18,154,439

Construction Materials – 0.4%
Eagle Materials, Inc.	27,929	5,425,488

		23,579,927

Utilities – 1.7%
Electric Utilities – 1.1%
American Electric Power Co., Inc.	118,561	14,515,423

Multi-Utilities – 0.6%
Ameren Corp.	82,871	8,785,155

		23,300,578

Real Estate – 1.4%
Specialized REITs – 1.4%
Digital Realty Trust, Inc.	52,898	9,817,340
Extra Space Storage, Inc.	63,585	8,971,843

		18,789,183

Total Common Stocks (cost $1,141,486,719)		1,327,791,806

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.51%(c) (d) (e) (cost $11,786,860)	11,786,860	11,786,860

Total Investments – 100.0% (cost $1,153,273,579)(f)		1,339,578,666
Other assets less liabilities – 0.0%		629,677

Net Assets – 100.0%		$1,340,208,343

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of August 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $201,019,762 and gross unrealized depreciation of investments was $14,714,675, resulting in net unrealized appreciation of $186,305,087.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US Large Cap Strategic Equities ETF

August 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,327,791,806	$-0-	$-0-	$1,327,791,806
Short-Term Investments	11,786,860	-0-	-0-	11,786,860

Total Investments in Securities	1,339,578,666	-0-	-0-	1,339,578,666
Other Financial Instruments(b)	-0-	-0-	-0-	-0-

Total	$1,339,578,666	$-0-	$-0-	$1,339,578,666

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$9,256	$102,917	$100,386	$11,787	$221

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